OTHER LONG-TERM LIABILITIES (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Retirement Indemnity Plans, France [Member]
Accumulated Benefit Obligation	€ 805	€ 701
Accumulated other comprehensive income (loss)	133
Defined Benefit Retirement Indemnity Plans, Japan [Member]
Accumulated Benefit Obligation	1,030	€ 1,027
Accumulated other comprehensive income (loss)	€ 156